Financial Statement Schedule I	12 Months Ended
Sep. 30, 2013
Financial Statement Schedule I

CHINA DISTANCE EDUCATION HOLDINGS LIMITED

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

BALANCE SHEETS

(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

	As of September 30,
	2012	2013
	US$	US$
ASSETS

Current assets
Cash and cash equivalents	11,998	2,333
Prepayment and other current assets	293	278
Amount due from subsidiaries	8,904	2,642

Total current assets	21,195	5,253

Non-current assets
Investment in subsidiaries	45,836	62,424

Total non-current assets	45,836	62,424

Total assets	67,031	67,677

LIABILITIES AND EQUITY

Current liabilities
Accrued expenses and other liabilities	159	809
Amount due to subsidiaries	2,255	2,348

Total current liabilities	2,414	3,157

Total liabilities	2,414	3,157

Shareholders’ equity
Ordinary shares (par value of US$0.0001 per share at September 30, 2012 and 2013; Authorized - 480,000,000 shares at September 30, 2012 and 2013; Issued and outstanding – 134,386,849 and 135,532,141 shares at September 30, 2012 and 2013, respectively)	13	14
Additional paid-in capital	61,777	46,742
Accumulated other comprehensive income	4,922	6,295
Retained earnings/(Cumulative deficits)	(2,095)	11,469

Total equity	64,617	64,520

Total liabilities and equity	67,031	67,677

CHINA DISTANCE EDUCATION HOLDINGS LIMITED

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF OPERATIONS

(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

	For the years ended September 30,
	2011	2012	2013
	US$	US$	US$

Cost of revenues	(1,999)	(37)	(56)
Selling expenses	(678)	(16)	(47)
General and administrative expenses	(4,209)	(1,033)	(1,556)

Operating loss	(6,886)	(1,086)	(1,659)
Equity in income of subsidiaries and variable interest entities	2,819	9,124	15,215
Finance cost	265	171	8

Net (loss)/income	(3,802)	8,209	13,564

CHINA DISTANCE EDUCATION HOLDINGS LIMITED

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

	Years ended September 30,
	2011	2012	2013
	US$	US$	US$

Net (loss)/income	(3,802)	8,209	13,564
Other comprehensive income (loss):
Foreign currency translation adjustment	1,822	701	1,373

Total comprehensive income	1,980	8,910	14,937

CHINA DISTANCE EDUCATION HOLDINGS LIMITED

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENT OF CHANGES IN EQUITY

(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

	China Distance Education Holding Limited shareholders
						Total China
				Accumulated	Retained	Distance Education
	Number of		Additional	other	earnings/	Holding Limited
	ordinary	Ordinary	paid-in	comprehensive	(Cumulative	shareholders’
	shares	shares	capital	income	deficits)	equity
		US$	US$	US$	US$	US$

Balance as of September 30, 2010	136,932,849	14	79,075	2,399	(6,502)	74,986
Net loss for the year	—	—	—	—	(3,802)	(3,802)
Foreign currency translation adjustments	—	—	—	1,822	—	1,822
Repurchase of ordinary shares	(9,223,188)	(1)	(8,137)	—	—	(8,138)
Options exercised	91,012	—	75	—	—	75
Stock-based compensation expense - stock options (Note 23)	—	—	6,024	—	—	6,024
Acquisition of noncontrolling Interest of Gaokao retake business (Note 3)	—	—	911	—	—	911
Acquisition of noncontrolling Interest of start-up training business (Note 3)	—	—	856	—	—	856

Balance as of September 30, 2011	127,800,673	13	78,804	4,221	(10,304)	72,734
Net income for the year	—	—	—	—	8,209	8,209
Foreign currency translation adjustments	—	—	—	701	—	701
Repurchase of ordinary shares	(1,285,464)	—	(993)	—	—	(993)
Options exercised	7,871,640	—	3,981	—	—	3,981
Stock-based compensation expense - stock options (Note 23)	—	—	141	—	—	141
Dividends (Note 24)	—	—	(16,268)	—	—	(16,268)
Loan to optionees in connection with exercise of options	—	—	(3,888)	—	—	(3,888)

Balance as of September 30, 2012	134,386,849	13	61,777	4,922	(2,095)	64,617
Net income for the year	—	—	—	—	13,564	13,564
Foreign currency translation adjustments	—	—	—	1,373	—	1,373
Repurchase of ordinary shares	(67,100)	—	(93)	—	—	(93)
Options exercised	987,392	1	602	—	—	603
Stock-based compensation expense (Note 23)	225,000	—	625	—	—	625
Dividends (Note 24)	—	—	(16,056)	—	—	(16,056)
Loan to optionees in connection with exercise of options	—	—	(113)	—	—	(113)

Balance as of September 30, 2013	135,532,141	14	46,472	6,295	11,469	64,520

CHINA DISTANCE EDUCATION HOLDINGS LIMITED

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF CASH FLOWS

(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

	For the years ended September 30,
	2011	2012	2013
	US$	US$	US$

CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	(3,802)	8,209	13,564
Adjustments to reconcile net income to net cash used in operating activities:
Equity in profit of subsidiaries and variable interest entities	(2,819)	(9,124)	(15,215)
Share-based compensation	6,024	141	625
Increase in accrued expenses and other liabilities	47	22	650
Decrease in amounts due from subsidiaries	4,033	10,318	6,262
Increase (decrease) in prepayments and other assets	56	(36)	15
Increase in amounts due to a subsidiary	3	16	93

Net cash generated in operating activities	3,542	9,546	5,994

Repurchase of ordinary shares	(8,138)	(993)	(93)
Proceeds from share options exercised by employees	75	3,981	603
Loan to optionees in connection with exercise of options	—	(3,888)	(408)
Repayment of loan to optionees in connection with exercise of options	—	—	295
Dividends paid to shareholders	—	(16,268)	(16,056)

Net cash used in financing activities	(8,063)	(17,168)	(15,659)
Net decrease in cash and cash equivalents	(4,521)	(7,622)	(9,665)
Cash and cash equivalents at beginning of the year	24,141	19,620	11,998

Cash and cash equivalents and end of the year	19,620	11,998	2,333

CHINA DISTANCE EDUCATION HOLDINGS LIMITED

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

NOTES TO FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

1.	BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and VIE.

The condensed financial information is provided since the restricted net assets of the Group’s subsidiaries, VIE and VIE’s subsidiaries were over the 25% of the consolidated net assets of the Group as of September 30, 2013.

2.	INVESTMENTS IN SUBSIDIARIES AND VIE

In its consolidated financial statements, the Parent Company consolidates the results of operations and assets and liabilities of its subsidiaries, VIE and VIE’s subsidiaries, and inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Parent Company’s standalone financial statements, its investments in subsidiaries are reported using the equity method of accounting as a single line item and the Parent Company’s share of income from its subsidiaries are reported as the single line item of equity in income of subsidiaries and variable interest entities.

The Parent Company carried the investments in subsidiaries and VIE at $45,836 and $62,424 at September 30, 2012 and 2013, respectively.

The Parent Company’s share of equity in income in subsidiaries and the VIE recognized in years ended September 30, 2011, 2012 and 2013 was $2,819, $9,124 and $15,215, respectively.